Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

3. Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of all acquisitions over the estimated fair value of the net assets acquired. The Company evaluates goodwill and intangible assets for impairment at least annually or more frequently whenever events or changes in circumstances indicate that the asset may be impaired, or in the case of goodwill, the fair value of the reporting unit is below its carrying amount. The analysis of potential impairment of goodwill requires the Company to compare the estimated fair value at each of its reporting units to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds the estimated fair value of the reporting unit, a non-cash goodwill impairment loss is recognized as an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

For purposes of the impairment analysis, the fair value of the Company’s reporting units is estimated based upon an average of the market approach and the income approach, both of which incorporate numerous assumptions and estimates such as company forecasts, discount rates, and growth rates, among others. The determination of the fair value of the reporting units and the allocation of that value to individual assets and liabilities within those reporting units requires the Company to make significant estimates and assumptions. These estimates and assumptions primarily include, but are not limited to, the selection of appropriate peer group companies, control premiums appropriate for acquisitions in the industries in which the Company competes, the discount rate, terminal growth rates, and forecasts of revenue, operating income, and capital expenditures. The allocation requires several analyses to determine fair value of assets and liabilities including, among others, customer relationships and property and equipment. Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates. Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on the fair value of the reporting units. Future declines in the overall market value of the Company’s stock may also result in a conclusion that the fair value of one or more reporting units has declined below its carrying value.

The Company has four reporting units for its three segments: one reporting unit for its TES segment; one reporting unit for its LTL segment; and two reporting units for its Ascent segment, which are the Domestic and International Logistics reporting unit and the Warehousing & Consolidation reporting unit. In connection with the change in segments as indicated in Note 1, the Company reallocated $5.8 million of goodwill between the TES and Ascent segments.

In connection with the change in segments, the Company conducted an impairment analysis as of January 1, 2018 and determined there was no impairment. The Company conducted its annual goodwill impairment analysis for each of its four reporting units as of July 1, 2018 and determined that the fair values of the TES, Domestic and International Logistics, and Warehousing & Consolidation reporting units exceeded their respective carrying values by 5.1%, 12.8%, and 112.2%, respectively; thus no impairment was indicated for these reporting units.

The following is a breakdown of the Company’s goodwill as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Goodwill	$92,926	$—	$171,900	$264,826

In connection with the change in segments as indicated in Note 1, the Company reallocated $25.1 million of accumulated goodwill impairment between the TES and Ascent segments. The following is a breakdown of the Company’s accumulated goodwill impairment losses as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Accumulated goodwill impairment charges	$132,408	$197,312	$46,763	$376,483

Intangible assets consist primarily of customer relationships acquired from business acquisitions. In connection with the change in segments as indicated in Note 1, the Company reallocated net intangible assets of $0.3 million between the TES and

Ascent segments.

Intangible assets as of September 30, 2018 and December 31, 2017 were as follows (in thousands):

	September 30, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TES	$55,008	$(21,863)	$33,145	$55,008	$(18,470)	$36,538
LTL	2,498	(1,884)	614	2,498	(1,748)	750
Ascent	27,152	(16,635)	10,517	27,152	(14,792)	12,360

Total	$84,658	$(40,382)	$44,276	$84,658	$(35,010)	$49,648

The customer relationships intangible assets are amortized over their estimated useful lives, ranging from five to 12 years. Amortization expense was $1.8 million and $2.0 million for the three months ended September 30, 2018 and 2017, respectively. Amortization expense was $5.4 million and $6.1 million for the nine months ended September 30, 2018 and 2017, respectively. Estimated amortization expense for each of the next five years based on intangible assets as of September 30, 2018 is as follows (in thousands):

Remainder 2018	$1,751
2019	6,819
2020	6,447
2021	6,265
2022	5,826
Thereafter	17,168

Total	$44,276